Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net income	$ 179,174	$ 57,899	[1]	$ 35,160
Other comprehensive income that may be reclassified to the Statement of Operations in subsequent periods (net of tax)
Exchange differences on translation of foreign operations	42	(1,790)		(1,245)
Reclassification of exchange differences on loss of control	2,936	7		(138)
Share of other comprehensive income (loss) of associates and joint ventures	(935)	(41)		94
Net other comprehensive income (loss) that may be reclassified to the Statement of Operations in subsequent periods	2,043	(1,824)		(1,289)
Total comprehensive income	181,217	56,075		33,871
Total comprehensive income attributable to:
Equity holders of the parent	181,217	56,075		33,871
Non-controlling interests
Total comprehensive income	$ 181,217	$ 56,075		$ 33,871

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.